COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $12,009, $15,674 and $19,041 respectively. The Group recognized rent expenses under such arrangements on a straight-line basis over the term of the leases. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2015	22,917
2016	25,872
2017	25,668
2018	25,654
2019	25,654
Thereafter	222,838

Total	348,603

        The Group has commitments to invest an additional RMB10.5 million (equivalent of $1,715) in Wuhu Bona by July 2015, and invest an additional RMB75 million (equivalent of $12,261) in Bona Film Investment Fund by September 2015, respectively. (See Note 9)

        The Group is a party in potential claims arising in the ordinary course of business. As of December 31, 2014, the Group was a party to 11 legal proceedings in the PRC as the defendant or co-defendant, nine of which had been concluded as of December 31, 2014. Of these concluded legal proceedings, the Group lost two and seven were withdrawn. The settlements paid in respect of each of the nine concluded legal proceedings, which ranged from nil to approximately RMB4.0 million (equivalent of $651), had been either paid or accrued for as of December 31, 2014. Based on the information currently available, the Group was able to estimate the outcome of one pending lawsuit, which has total claim against the Group of RMB7.6 million (equivalent of $1,228). The Group is unable to reasonably estimate the possible losses related to the claim of RMB4.6 million (equivalent of $738) associated with the lawsuit, and the Group accrued the remaining liabilities of RMB3.0 million (equivalent of $490) as of December 31, 2014. For the other pending lawsuit, which has total claim against the Group of RMB2.6 million (equivalent of $419), due to agreement with another co-defendant, the total settlement of this lawsuit will be charged by another co-defendant. Therefore, no accrual for contingency loss was recorded as of December 31, 2014.